Related Party Transactions - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended								12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2014 Principal Owner INR	Mar. 31, 2013 Principal Owner INR	Mar. 31, 2014 Others INR	Mar. 31, 2013 Others INR	Mar. 31, 2014 Tier II bonds INR	Mar. 31, 2013 Tier II bonds INR	Mar. 31, 2014 Housing Development Finance Corporation Limited INR	Mar. 31, 2013 Housing Development Finance Corporation Limited INR	Mar. 31, 2014 ''AAA'' rated home loans Housing Development Finance Corporation Limited INR	Mar. 31, 2013 ''AAA'' rated home loans Housing Development Finance Corporation Limited INR
Related Party Transaction [Line Items]
Fixed assets Purchased from related parties					0	0
Purchase of investments from others		2,365.6	2,942.4
Sale of investments from others		4,117.4	8,724.4
Investments of others	2,439.0	146,341.9	162,705.7	88,329.3					900.0	660.0
"AAA" rated home loans purchased													55,560.7	51,644.0
Dividend paid to HDFC Limited	256.2	15,372.6	11,787.0	8,947.6							2,162.7	1,690.8
Foreign exchange and derivative contracts, notional principal amount	112,724.6	6,763,481.6	6,760,073.8								2,500.0	2,500.0
Foreign exchange and derivative contracts, mark to market gains											70.8	49.3
Bank Guarantees	$ 7,359.4	441,559.3	390,167.7		1.1	0.5	0.4	1.0